UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23909

Eagle Point Enhanced Income Trust

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 202

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Thomas P. Majewski

c/o Eagle Point Enhanced Income Trust

600 Steamboat Road, Suite 202

Greenwich, CT 06830

(Name and address of agent for service)

Copies to

Thomas J. Friedmann

Philip Hinkle
Dechert LLP
One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110
(617) 728-7120

Registrant’s telephone number, including area code: (203) 340-8500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1.	Report to Stockholders

The Semiannual Report to shareholders of Eagle Point Enhanced Income Trust (the “Company”) for the six months ending March 31, 2024 is filed herewith.

EAGLE POINT
ENHANCED

FIRST HALF 2024
SEMIANNUAL REPORT
EAGLE POINT ENHANCED INCOME TRUST

Eagle Point Enhanced Income Trust

Semiannual Report – March 31, 2024

Page Intentionally Left Blank

Important Information about this Report and Eagle Point Enhanced Income Trust

This report is transmitted to the shareholders of Eagle Point Enhanced Income Trust (“we”, “us”, “our” or the “Fund”) and is furnished pursuant to certain regulatory requirements. This report and the information and views herein do not constitute investment advice, or a recommendation or an offer to enter into any transaction with the Fund or any of its affiliates. This report is provided for informational purposes only, does not constitute an offer to sell securities of the Fund and is not a prospectus. From time to time, the Fund may have a registration statement relating to one or more of its securities on file with the US Securities and Exchange Commission (“SEC”). Any registration statement that has not yet been declared effective by the SEC, and any prospectus relating thereto, is not complete and may be changed. Any securities that are the subject of such a registration statement may not be sold until the registration statement filed with the SEC is effective.

The information and its contents are the property of Eagle Point Enhanced Income Management LLC (the “Adviser”) and/or the Fund. Any unauthorized dissemination, copying or use of this presentation is strictly prohibited and may be in violation of law. This presentation is being provided for informational purposes only.

Investors should read the Fund’s prospectus and SEC filings (which are publicly available on the EDGAR Database on the SEC website at http://www.sec.gov) carefully and consider their investment goals, time horizons and risk tolerance before investing in the Fund. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing in securities of the Fund. There is no guarantee that any of the goals, targets or objectives described in this report will be achieved.

An investment in the Fund is not appropriate for all investors. The investment program of the Fund is speculative, entails substantial risk and includes investment techniques not employed by traditional mutual funds. An investment in the Fund is not intended to be a complete investment program. Past performance is not indicative of, or a guarantee of, future performance. The performance and certain other portfolio information quoted herein represents information as of March 31, 2024. Nothing herein should be relied upon as a representation as to the future performance or portfolio holdings of the Fund. Investment return and principal value of an investment will fluctuate, and shares, when sold, may be worth more or less than their original cost. The Fund’s performance is subject to change since the end of the period noted in this report and may be lower or higher than the performance data shown herein.

To provide some liquidity to shareholders, the Fund will be structured as an “interval fund” and conduct quarterly repurchase offers for a limited amount of the Fund’s shares (at least 5%). An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment. The Fund’s shares will not be publicly traded and an investor should not expect to be able to sell shares regardless of how the Fund performs.

Neither the Adviser nor the Fund provide legal, accounting or tax advice. Any statement regarding such matters is explanatory and may not be relied upon as definitive advice. Investors should consult with their legal, accounting and tax advisors regarding any potential investment. The information presented herein is as of the dates noted herein and is derived from financial and other information of the Fund, and, in certain cases, from third party sources and reports (including reports of third-party custodians, managers, trustees and servicers) that have not been independently verified by the Fund. As noted herein, certain of this information is estimated and unaudited, and therefore subject to change. We do not represent that such information is accurate or complete, and it should not be relied upon as such.

Forward-Looking Statements

This report may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995. Statements other than statements of historical facts included in this report may constitute forward-looking statements and are not guarantees of future performance or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described in the Fund’s filings with the SEC. The Fund undertakes no duty to update any forward-looking statement made herein. All forward-looking statements speak only as of the date of this report

Summary of Certain Unaudited Portfolio Characteristics

The summary of portfolio characteristics reflected below is as of March 31, 2024:

Asset Type by Fair Value (as of 3/31/2024)
Asset Type	Fair Value (in millions)	% of Net Assets
Regulatory Capital Relief Securities	$19.8	36.95%
CLO Equity	$9.4	17.57%
Asset Backed Securities	$5.3	9.80%
Corporate Bonds	$3.2	6.01%
CLO Debt	$3.2	5.96%
Term Loans	$2.3	4.30%
CFO Debt	$0.3	0.60%
CFO Equity	$0.3	0.48%
Warrants	$0.1	0.24%
Limited Partnership Interest	$0.1	0.16%
Preferred Stock	$0.1	0.09%
Common Stock	$0.0	0.00%
Total	$44.1	82.16%

Top Ten Investments by Fair Value (as of 3/31/2024)
Investment	Description	Asset Type	Fair Value (in millions)	% of Net Assets
Cork Harmony Consumer Loans DAC	Mezzanine Loan	Asset Backed Securities	$3.1	5.75%
FCT Noria 2023	Class G Notes	Regulatory Capital Relief Securities	$2.3	4.26%
LOFT 2022-1	Class C Notes	Regulatory Capital Relief Securities	$2.3	4.26%
Manitoulin USD Ltd.	Class E Notes	Regulatory Capital Relief Securities	$2.3	4.23%
BNP Paribas	Marianne Credit Linked Note	Regulatory Capital Relief Securities	$2.2	4.07%
FCT Alma 2022	Mezzanine Notes	Asset Backed Securities	$2.2	4.05%
Pomona Finance Limited	Series 17 Credit Linked Note	Regulatory Capital Relief Securities	$2.2	4.02%
KKR CLO 16 Ltd.	Secured Note - Class D-R2	CLO Debt	$2.2	4.02%
Carlyle US CLO 2021-10, Ltd.	Subordinated Note	CLO Equity	$2.0	3.81%
Ares LXIX CLO Ltd.	Income Note	CLO Equity	$1.9	3.54%
Total			$22.5	42.01%

Consolidated Financial Statements for the Six Months Ended
March 31, 2024 (Unaudited)

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Statement of Assets and Liabilities

As of March 31, 2024

(expressed in U.S. dollars)

(Unaudited)

ASSETS
Investments, at fair value (cost $43,785,651)	$44,075,284
Cash and cash equivalents (restricted cash of $320,000)	8,633,723
Interest receivable	846,962
Unrealized apreciation on forward currency contracts	242,064
Deferred offering costs	117,353
Total Assets	53,915,386

LIABILITIES
Professional fees payable	204,795
Trustees' fees payable	42,600
Unrealized deprection on forward currency contracts	35,663
Due to affiliates	778
Total Liabilities	283,836

COMMITMENTS AND CONTINGENCIES (Note 7)

NET ASSETS applicable to 5,227,308 shares issued and outstanding	$53,631,550

NET ASSETS consist of:
Paid-in capital (Note 6)	$50,168,518
Aggregate distributable earnings (losses)	3,463,032
Total Net Assets	$53,631,550

Shares issued and outstanding	5,227,308

Net asset value per share	$10.26

(1) Includes $996,016 of affiliated investments at fair value (cost $996,313).  See Note 5 "Related Party Transactions" for further discussion.

See accompanying notes to the consolidated financial statements

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of March 31, 2024

(expressed in U.S. dollars)

(Unaudited)

Issuer ⁽¹⁾	Investment	Acquistion Date ⁽²⁾	Principal Amount / Shares	Cost	Fair Value ⁽³⁾	% of Net Assets
Investments at Fair Value ⁽⁴⁾ ⁽⁵⁾
Asset Backed Securities
Structured Finance
France
FCT Alma 2022	Mezzanine Notes, 12.00% (due 08/04/2025) ⁽⁶⁾ ⁽⁷⁾ ⁽⁸⁾	10/1/2023	2,000,000	2,114,500	2,172,402	4.05%
Ireland
Cork Harmony Consumer Loans DAC	Mezzanine Loan, Delayed Draw, 14.35% (1M EURIBOR + 10.50%, due 07/14/2026) ⁽⁷⁾ ⁽⁸⁾ ⁽⁹⁾ ⁽¹⁰⁾	10/1/2023	2,857,143	3,058,941	3,083,585	5.75%
Total Asset Backed Securities				5,173,441	5,255,987	9.80%

CFO Debt
Structured Finance
United States
Glendower Capital Secondaries CFO, LLC	Class B Loan, Delayed Draw, 11.50% (due 07/12/2038) ⁽⁶⁾ ⁽⁸⁾ ⁽¹⁰⁾	10/1/2023	217,350	217,068	220,089	0.41%
Glendower Capital Secondaries CFO, LLC	Class C Loan, Delayed Draw, 14.50% (due 07/12/2038) ⁽⁶⁾ ⁽⁸⁾ ⁽¹⁰⁾	10/1/2023	99,524	99,363	100,898	0.19%
Total CFO Debt				316,431	320,987	0.60%

CFO Equity ⁽¹¹⁾
Structured Finance
United States
Glendower Capital Secondaries CFO, LLC	Subordinated Loan, Delayed Draw (effective yield 44.85%, due 07/12/2038) ⁽⁸⁾ ⁽¹⁰⁾	10/1/2023	226,878	236,865	257,344	0.48%
Total CFO Equity				236,865	257,344	0.48%

CLO Debt
Structured Finance
United States
Barings CLO Ltd. 2019-II	Secured Note - Class D-R, 12.36% (3M SOFR + 7.04%, due 04/15/2036) ⁽⁹⁾	3/19/2024	150,000	147,150	147,135	0.27%
KKR CLO 16 Ltd.	Secured Note - Class D-R2, 12.69% (3M SOFR + 7.37%, due 10/20/2034) ⁽⁹⁾	10/1/2023	2,200,000	2,029,500	2,154,020	4.02%
KKR CLO 31 Ltd.	Secured Note - Class E, 12.05% (3M SOFR + 6.73%, due 04/20/2034) ⁽⁹⁾	10/1/2023	465,000	427,614	453,608	0.85%
Octagon Investment Partners 42, Ltd.	Secured Note - Class E-R, 12.33% (3M SOFR + 7.01%, due 07/15/2034) ⁽⁹⁾	10/1/2023	450,000	412,785	437,625	0.82%
Total CLO Debt				3,017,049	3,192,388	5.96%

CLO Equity ⁽¹¹⁾
Structured Finance
United States
Ares LXIX CLO Ltd.	Income Note (effective yield 22.91%, maturity 04/15/2037) ⁽⁸⁾ ⁽¹⁴⁾	1/31/2024	2,625,000	1,891,995	1,898,504	3.54%
Carlyle US CLO 2021-10, Ltd.	Subordinated Note (effective yield 19.90%, maturity 10/20/2034) ⁽⁸⁾	10/1/2023	3,375,000	2,211,319	2,041,430	3.81%
Carlyle US CLO 2022-2, Ltd.	Subordinated Note (effective yield 19.77%, maturity 04/20/2035) ⁽⁸⁾	10/1/2023	2,225,000	1,609,145	1,566,068	2.92%
Clover CLO 2019-1 Ltd.	Subordinated Note (effective yield 17.89%, maturity 04/18/2035) ⁽⁸⁾	2/15/2024	600,000	439,410	442,003	0.82%
Morgan Stanley Eaton Vance CLO 2023-19, Ltd.	Subordinated Note (effective yield 15.97%, maturity 07/20/2036) ⁽⁸⁾	2/21/2024	2,100,000	1,344,000	1,407,662	2.62%
Octagon Investment Partners 49, Ltd.	Subordinated Note (effective yield 20.22%, maturity 04/15/2037) ⁽⁸⁾	3/25/2024	1,300,000	728,000	726,529	1.35%
Wind River 2022-1 CLO Ltd.	Subordinated Note (effective yield 25.96%, maturity 07/20/2035) ⁽⁸⁾	10/1/2023	2,250,000	1,488,046	1,347,628	2.51%
Total CLO Equity				9,711,915	9,429,824	17.57%

Common Stock
Financial Services
United States
Delta Financial Holdings LLC	Common Units ⁽⁸⁾ ⁽¹²⁾ ⁽¹³⁾	10/1/2023	0	115	115	0.00%
Delta Leasing SPV III, LLC	Common Equity ⁽⁸⁾ ⁽¹²⁾ ⁽¹³⁾	10/1/2023	4	2	2	0.00%
Total Common Stock				117	117	0.00%

Corporate Bonds
Financial Services
Singapore
FinAccel Pte Ltd	C Notes, 16.57% (1M SOFR + 11.25%, due 06/30/2026) ⁽⁹⁾ ⁽⁸⁾	10/1/2023	1,491,335	1,541,717	1,502,683	2.80%
FinAccel Pte Ltd	Convertible Notes, 9.00% (due 03/11/2025) ⁽⁶⁾ ⁽⁸⁾	10/1/2023	782,081	759,135	775,909	1.45%
Total				2,300,852	2,278,592	4.25%
United States
Delta Leasing SPV III, LLC	Notes, Delayed Draw, 13.00% (due 07/18/2030) ⁽⁶⁾ ⁽⁸⁾ ⁽¹⁰⁾ ⁽¹³⁾	10/1/2023	945,302	945,596	945,302	1.76%
Total Corporate Bonds				3,246,448	3,223,894	6.01%

Limited Partnership Interest
Financial Services
United States
ASPF Oceanus Co-Invest (Cayman), L.P.	Limited Partnership Interest ⁽⁸⁾	1/30/2024	87,632	87,632	87,632	0.16%
Total Limited Partnership Interest				87,632	87,632	0.16%

Preferred Stock
Financial Services
United States
Delta Financial Holdings LLC	Preferred Units ⁽⁸⁾ ⁽¹²⁾ ⁽¹³⁾	10/1/2023	51	50,600	50,597	0.09%
Total Preferred Stock				50,600	50,597	0.09%

See accompanying notes to the consolidated financial statements

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of March 31, 2024

(expressed in U.S. dollars)

(Unaudited)

Issuer ⁽¹⁾	Investment	Acquistion Date ⁽²⁾	Principal Amount / Shares	Cost	Fair Value ⁽³⁾	% of Net Assets
Regulatory Capital Relief Securities
Banking
Europe - Various
Banco Santander S.A.	Ducati 2024-1 Credit Linked Notes, 12.94% (3M EURIBOR + 9.00%, due 06/20/2030) ⁽⁷⁾ ⁽⁸⁾ ⁽⁹⁾	3/8/2024	600,000	656,190	647,550	1.21%
France
BNP Paribas	Marianne Credit Linked Note, 13.44% (3M EURIBOR + 9.50%, due 10/12/2032) ⁽⁷⁾ ⁽⁸⁾ ⁽⁹⁾	10/1/2023	2,020,651	2,136,333	2,180,874	4.07%
FCT Noria 2023	Class G Notes, 16.36% (1M EURIBOR + 12.50%, due 10/24/2040) ⁽⁷⁾ ⁽⁸⁾ ⁽⁹⁾	10/1/2023	2,100,000	2,226,442	2,282,766	4.26%
Total France				4,362,775	4,463,640	8.33%
Jersey
Pomona Finance Limited	Series 17 Credit Linked Note, 18.92% (ESTR + 15.00%, due 09/29/2033) ⁽⁷⁾ ⁽⁸⁾ ⁽⁹⁾	10/1/2023	2,000,000	2,114,500	2,158,626	4.02%
Spain
Autonoria Spain 2023 FT	Class G Notes, 11.62% (1M EURIBOR + 10.50%, due 09/30/2041) ⁽⁷⁾ ⁽⁸⁾ ⁽⁹⁾	10/1/2023	1,000,000	1,057,250	1,080,425	2.01%
United States
BNP Paribas	Broadway Credit Linked Notes, 13.35% (CD SOFR + 8.00%, due 04/12/2031) ⁽⁸⁾ ⁽⁹⁾	3/15/2024	1,800,000	1,800,000	1,800,000	3.36%
Granville USD Ltd	Class E2 Notes, 15.11% (CD SOFR + 9.75%, due 07/31/2031) ⁽⁸⁾ ⁽⁹⁾	10/1/2023	1,700,000	1,701,870	1,714,428	3.20%
LOFT 2022-1	Class C Notes, 24.36% (CD SOFR + 19.00%, due 02/28/2032) ⁽⁸⁾ ⁽⁹⁾	10/1/2023	2,215,000	2,249,333	2,282,314	4.26%
Manitoulin USD Ltd.	Class E Notes, 15.59% (CD SOFR + 10.25%, due 11/01/2028) ⁽⁸⁾ ⁽⁹⁾	10/16/2023	2,250,000	2,250,000	2,270,624	4.23%
Standard Chartered 9	Class A Notes, 10.61% (CD SOFR + 5.25%, due 11/28/2029) ⁽⁸⁾ ⁽⁹⁾	10/1/2023	1,380,000	1,380,000	1,391,072	2.59%
Standard Chartered 9	Class B Notes, 14.96% (CD SOFR + 9.60%, due 11/28/2029) ⁽⁸⁾ ⁽⁹⁾	10/1/2023	870,000	870,000	870,640	1.62%
TRAFIN 2023-1	Notes, 15.35% (CD SOFR + 10.00%, due 06/01/2029) ⁽⁸⁾ ⁽⁹⁾	11/27/2023	1,125,000	1,125,000	1,134,581	2.12%
Total United States				11,376,203	11,463,659	21.38%
Total Regulatory Capital Relief Securities				19,566,918	19,813,900	36.95%

Term Loans
Manufacturing
United States
Footprint International Holdco Inc	Delayed Draw Term Loan, 15.75% (Prime + 7.25%, due 02/28/2027) ⁽⁸⁾ ⁽⁹⁾	10/1/2023	1,066,119	1,080,725	1,109,923	2.07%
Footprint International Holdco Inc	Delayed Draw Term Loan C, 15.75% (Prime + 7.25%, due 02/18/2028) ⁽⁸⁾ ⁽⁹⁾	10/1/2023	1,171,978	1,172,974	1,197,996	2.23%
Total Term Loans				2,253,699	2,307,919	4.30%

Warrants
Manufacturing
United States
Footprint International Holdco Inc	Warrants (expiration 02/18/2032) ⁽⁸⁾ ⁽¹²⁾	10/1/2023	4,009	3,789	1,644	0.00%
Financial Services
Singapore
FinAccel Pte Ltd	C Note PIK Warrants (expiration 06/30/2030) ⁽⁸⁾ ⁽¹²⁾	10/1/2023	1,419	56,466	65,259	0.12%
FinAccel Pte Ltd	C Note Warrants (expiration 03/12/2029) ⁽⁸⁾ ⁽¹²⁾	10/1/2023	1,874	35,437	39,054	0.07%
FinAccel Pte Ltd	Convertible Note Warrants (expiration 03/11/2025) ⁽⁸⁾ ⁽¹²⁾	10/1/2023	2,124	28,844	28,738	0.05%
Total Singapore				120,747	133,051	0.24%
Total Warrants				124,536	134,695	0.24%

Total investments at fair value as of March 31, 2024				$43,785,651	$44,075,284	82.16%

Net assets above (below) fair value of investments					9,556,266

Net assets as of March 31, 2024					$53,631,550

(1)	Unless otherwise noted, the Trust is not affiliated with, nor does it "control" (as such term is defined in the Investment Company Act of 1940 (the "1940 Act")), any of the issuers listed. In general, under the 1940 Act, the Trust would be presumed to "control" an issuer if it owned 25% or more of its voting securities.
(2)	Acquisition date represents the initial date of purchase or the date the investment was acquired by the Trust.
(3)	Fair value is determined by the Adviser in accordance with written valuation policies and procedures, subject to oversight by the Trust’s Board of Directors, in accordance with Rule 2a-5 under the 1940 Act.
(4)	Country represents the principal country of risk where the investment has exposure.
(5)	All securities are exempt from registration under the Securities Act of 1933, as amended, and are deemed to be “restricted securities”.
(6)	Fixed rate investment.
(7)	Investment principal amount is denominated in EUR.
(8)	Classified as Level III investment. See Note 3 "Investments" for further discussion.
(9)	Variable rate investment. Interest rate shown reflects the rate in effect at the reporting date. Investment description includes the reference rate and spread.
(10)	This investment has an unfunded commitment as of March 31, 2024. See Note 7 "Commitments and Contingencies" for further discussion.
(11)	CLO Equity and CFO Equity are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying assets less contractual payments to debt holders and fund expenses. The effective yield is estimated based on the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The effective yield and investment cost may ultimately not be realized.
(12)	The following investment is not an income producing security.
(13)	The following is an affiliated investment as defined under the 1940 Act, which represents investments in which the Trust owns 5% or more of the outstanding voting securities under common ownership or control. See Note 5 "Related Party Transactions" for further discussion.
(14)	Fair value includes the Company's interest in fee rebates on CLO subordinated and income notes.

Reference Key:
CD	Compounded Daily
EUR	Euro
EURIBOR	Euro London Interbank Offered Rate
ESTR	Euro Short Term Rate
PRIME	Prime Lending Rate
SOFR	Secured Overnight Financing Rate

See accompanying notes to the consolidated financial statements

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Schedule of Investments

As of March 31, 2024

(expressed in U.S. dollars)

(Unaudited)

Forward Currency Contracts, at Fair Value (1)

Currency Purchased		Currency Sold		Counterparty	Acquisition Date	Settlement Date	Fair Value

Unrealized appreciation on forward currency contracts
USD	2,197,769	EUR	2,000,000	Barclays Bank PLC	1/2/2024	4/4/2024	$37,973
USD	2,193,122	EUR	2,000,000	Barclays Bank PLC	1/9/2024	4/11/2024	32,734
USD	2,312,496	EUR	2,100,000	Barclays Bank PLC	1/10/2024	4/12/2024	43,986
USD	10,273,192	EUR	9,400,000	Barclays Bank PLC	1/22/2024	4/30/2024	98,950
USD	2,279,579	EUR	2,100,000	Barclays Bank PLC	1/29/2024	4/30/2024	22,106
USD	654,846	EUR	600,000	Barclays Bank PLC	3/20/2024	4/30/2024	6,316
							$242,064
Unrealized depreciation on forward currency contracts
EUR	5,583,946	USD	6,071,938	Barclays Bank PLC	2/23/2024	4/30/2024	$(35,663)

(1)    See Note 4 "Derivative Contracts" for further discussion relating to forward currency contracts held by the Company.

See accompanying notes to the consolidated financial statements

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Statements of Operations

(expressed in U.S. dollars)

(Unaudited)

	For the period from
	October 1, 2023	For the period from
	(Commencement of Operations)	October 14, 2023 through
	through October 13, 2023	March 31, 2024
INVESTMENT INCOME
Interest income (1)	$238,821	$3,437,074
Other income	172	3,825
Total Investment Income	238,993	3,440,899

EXPENSES
Professional fees	-	268,281
Organizational expenses	-	190,457
Tax expense (2)	-	50,000
Administration fees	-	35,167
Other expenses	10	33,115
Trustees' fees	-	42,600
Total Expenses	10	619,620

NET INVESTMENT INCOME	238,983	2,821,279

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments, foreign currency and cash equivalents	58	420,816
Forward currency contracts	-	(514,132)
Net unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents (1)	(131,476)	421,103
Forward currency contracts	-	206,401
NET REALIZED AND UNREALIZED GAIN (LOSS)	(131,418)	534,188

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$107,565	$3,355,467

(1) Interest income and net unrealized appreciation (depreciation) on investments, foreign currency and cash equivalents include balances attributed to affiliated investments of $46,402 and $297, respectively. See Note 5 "Related Party Transactions" for further discussion.
(2) Tax expense includes $50,000 of excise tax expense related to the 2023 tax year.

See accompanying notes to the consolidated financial statements

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Statements of Changes in Net Assets

(expressed in U.S. dollars)

(Unaudited)

	For the period from
	October 1, 2023	For the period from
	(Commencement of Operations)	October 14, 2023 through
	through October 13, 2023	March 31, 2024
Net Increase (decrease) in net assets resulting from operations:
Net investment income	$238,983	$2,821,279
Net realized gain (loss) on:
Investments, foreign currency and cash equivalents	58	420,816
Forward currency contracts	-	(514,132)
Net unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents	(131,476)	421,103
Forward currency contracts	-	206,401
Total net increase (decrease) in net assets resulting from operations	107,565	3,355,467

Distributions to shareholders:
Total earnings distributed	-	(2,157,246)
Distributions from tax return of capital	-	-
Total distributions to shareholders	-	(2,157,246)

Capital share transactions:
Contributed securities, at fair value	44,490,717	-
Contributed cash	16,042,468	-
Contributed receivables and other assets	922,363	-
Contributed liabilities	(11,287,030)	-
Reinvestment of distributions resulting in the issuance of shares	-	2,157,246
Total capital share transactions:	50,168,518	2,157,246

Total increase (decrease) in net assets	50,276,083	3,355,467
Net assets at beginning of period	-	50,276,083
Net assets at end of period	$50,276,083	$53,631,550

Capital share activity:
Shares sold	5,016,852	-
Shares sold pursuant to the Trust's distribution reinvestment plan	-	210,457
Total increase (decrease) in capital share activity	5,016,852	210,457

See accompanying notes to the consolidated financial statements

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Statements of Cash Flows

(expressed in U.S. dollars)

(Unaudited)

	For the period from
	October 1, 2023	For the period from
	(Commencement of Operations)	October 14, 2023 through
	through October 13, 2023	March 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$107,565	$3,355,467
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of payable of securities purchased	(10,967,043)	(13,643,888)
Proceeds from sales of investments and repayments of principal, net of receivable for securities sold (1)	48,677	14,087,131
Payment-in-kind interest	-	(33,897)
Net realized gain (loss) on:
Investments, foreign currency and cash equivalents	(58)	(420,816)
Forward currency contracts	-	514,132
Net unrealized appreciation (depreciation) on:
Investments, foreign currency and cash equivalents	131,476	(421,103)
Forward currency contracts	-	(206,401)
Changes in assets and liabilities:
Interest receivable	(113,361)	159,309
Dividend receivable	1,711	-
Deferred offering costs	(148)	(117,205)
Professional fees payable	-	144,795
Administration fees payable	-	-
Other expenses payable	(10)	(16,356)
Tax expense payable	-	-
Trustees' fees payable	-	42,600
Due to affiliates	-	778
Net cash provided by (used in) operating activities	(10,791,191)	3,444,546

CASH FLOWS FROM FINANCING ACTIVITIES
Cash contributed from Eagle Point Enhanced Income Investor LLC	16,042,468	-
Net cash provided by (used in) financing activities	16,042,468	-

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,251,277	3,444,546

EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(77)	(62,023)

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF PERIOD	-	5,251,200

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	$5,251,200	$8,633,723

(1) Proceeds from sales or maturity of investments includes $275,054 of return of capital on CLO equity investments from recurring cash flows.

See accompanying notes to the consolidated financial statements

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

1.	ORGANIZATION

Eagle Point Enhanced Income Trust (the “Trust”) was formed as a Delaware statutory trust on August 7, 2023. The Trust is managed by Eagle Point Enhanced Income Management LLC (the “Adviser”) and is subject to the supervision of the Trust’s Board of Trustees (the “Board”). The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940.

On October 1, 2023, the Trust issued 5,016,852 shares of beneficial interest (“Shares”) to Eagle Point Enhanced Income Investor LLC through a reorganization, in exchange for acquired investments and other assets and liabilities from Eagle Point Enhanced Income Investor LLC. Subsequently, the Trust registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), on October 13, 2023 to offer its shares on a continuous basis. The Trust intends to operate so as to qualify to be taxed as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for federal income tax purposes.

The Trust’s primary investment objective is to generate high current income, with a secondary objective to generate capital gains.

As of March 31, 2024, the Trust had two wholly-owned subsidiaries: Eagle Point Enhanced Income Investor Sub (Cayman) Ltd., a Cayman Islands exempted company, and Eagle Point Enhanced Income Investor Sub (US) LLC, a Delaware limited liability company. The subsidiaries have been organized to hold certain of the Trust’s investments for legal, regulatory and tax purposes. As of March 31, 2024, Eagle Point Enhanced Income Investor Sub (Cayman) Ltd. and Eagle Point Enhanced Income Investor Sub (US) LLC represent 53.0% and 2.4% of the Trust’s net assets, respectively.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). The Trust is an investment company and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. Items included in the consolidated financial statements are measured and presented in United States dollars.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions, which affect the reported amounts included in the consolidated financial statements and accompanying notes as of the reporting date. Actual results may differ from those estimates.

Valuation of Investments

The most significant estimate inherent in the preparation of the consolidated financial statements is the valuation of investments.

The Trust accounts for its investments in accordance with U.S. GAAP, and fair values its investment portfolio in accordance with the provisions of the FASB ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Investments are reflected in the consolidated financial statements at fair value. Fair value is the estimated amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (i.e., the exit price).

Pursuant to Rule 2a-5 under the 1940 Act adopted by the SEC in December 2020 (“Rule 2a-5”), the Board has elected to designate the Adviser as “valuation designee” to perform fair value determinations, subject to Board

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

oversight and certain other conditions. In the absence of readily available market quotations, as defined by Rule 2a-5, the Adviser determines the fair value of the Trust’s investments in accordance with its written valuation policy approved by the Board. There is no single method for determining fair value in good faith. As a result, determining fair value requires judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments held by the Trust. Due to the uncertainty of valuation, this estimate may differ significantly from the value that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust determines fair value based on assumptions that market participants would use in pricing an asset or liability in an orderly transaction at the measurement date. When considering market participant assumptions in fair value measurements, the following fair value hierarchy prioritizes and ranks the level of market price observability used in measuring investments:

●	Level I – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust is able to access as of the reporting date.
●	Level II – Inputs, other than quoted prices included in Level I, that are observable either directly or indirectly as of the reporting date. These inputs may include (a) quoted prices for similar assets in active markets, (b) quoted prices for identical or similar assets in markets that are not active, (c) inputs other than quoted prices that are observable for the asset, or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.
●	Level III – Pricing inputs are unobservable for the investment and little, if any, active market exists as of the reporting date. Fair value inputs require significant judgment or estimation from the Adviser.

In certain cases, inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given investment is based on the lowest level of input significant to that fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.

Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily available actively quoted prices, or for which fair value can be measured from actively quoted prices in an orderly market, will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments for which observable, quoted prices in active markets do not exist are reported at fair value based on Level III inputs. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including assumptions the Adviser believes market participants would use in valuing investments and assumptions relating to appropriate risk adjustments for nonperformance and lack of marketability), as provided for in the Adviser’s valuation policy.

An estimate of fair value is made for each investment at least monthly taking into account information available as of the reporting date and is subject to review by the Board on a quarterly basis.

See Note 3 “Investments” for further discussion relating to the Trust’s investments.

Forward Currency Contracts

The Trust may enter into forward currency contracts to manage the Trust’s exposure to foreign currencies in which some of the Trust’s investments are denominated. A forward currency contract is an agreement between the Trust and a counterparty to buy and sell a currency at an agreed-upon exchange rate and on an agreed-upon future date. Forward currency contracts are recorded at fair value and the change in fair value is reported as unrealized appreciation (depreciation) on forward currency contracts on the Consolidated Statement of Assets and Liabilities.

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

The Trust records a realized gain or (loss) on the settlement of a forward currency contract with such realized gains or (losses) reported on the Consolidated Statement of Operations. Cash amounts pledged for forward currency contracts is considered restricted.

Investment Income Recognition

Interest income from debt securities is recorded using the accrual basis of accounting to the extent such amounts are expected to be collected. Dividend income from investments in equity securities is recorded on the ex-dividend date. Amortization of premium or accretion of discount is recognized using the effective interest method.

In certain circumstances, all or a portion of interest income from a given investment may be paid in the form of additional investment principal, often referred to as payment-in-kind (“PIK”) interest. PIK interest is included in interest income and interest receivable through the payment date. The PIK interest rate represents the coupon rate at payment date when PIK interest is received. On the payment date, all or a portion of interest receivable is capitalized as additional principal in the investment generating the PIK interest or in a related investment. To the extent the Trust does not believe it will be able to collect PIK interest, the investment will be placed on non-accrual status, and previously recorded PIK interest income will be reversed.

Collateralized Fund Obligations (“CFO”) equity and Collateralized Loan Obligation (“CLO”) equity recognize investment income on the accrual basis applying an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, in accordance with ASC Topic 325-40, Beneficial Interests in Securitized Financial Assets. Under the effective interest method, any difference between cash distributed and the amount calculated pursuant to the effective interest method is recorded as an adjustment to the cost basis of the investment. It is the Adviser’s policy to update the effective yield for each CLO equity position held within the Trust’s portfolio at the initiation of each investment and each subsequent quarter thereafter.

Other income represents the Trust’s share of commitment fee income relating to securities with a delayed draw or revolving credit feature.

Securities Transactions

The Trust records the purchase and sale of securities on the trade date. Realized gains and losses on investments sold are recorded on the basis of the specific identification method.

Cash and Cash Equivalents

The Trust has defined cash and cash equivalents as cash and short-term, highly liquid investments with original maturities of three months or less from the date of purchase. The Trust maintains its cash in bank accounts, which, at times, may exceed federal insured limits. The Adviser monitors the performance of the financial institution where the accounts are held in order to manage any risk associated with such accounts.

Restricted Cash

Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Trust considers cash collateral posted with counterparties for foreign currency contracts to be restricted cash. As of March 31, 2024, the Trust held $320,000 in restricted cash associated with forward currency contracts entered into by the Trust.

Foreign Currency Transaction

The Trust does not isolate the portion of its results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market price of such investments. Such fluctuations are included with the net change in unrealized appreciation (depreciation) on investments, foreign currency and cash equivalents. Reported net realized foreign exchange gains or losses may arise from sales of foreign currency, currency gains or losses realized between trade and settlement dates on investment transactions, and the difference between the amounts of dividends and interest income recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received.

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

Expense Recognition

Expenses are recorded on the accrual basis of accounting.

Offering Expenses

Offering expenses of the Trust are capitalized and will be amortized on a straight-line basis to expense over the twelve-month period following the commencement of the offering.

Organization Expenses

Organizational expenses of the Trust are expensed as incurred.

Federal and Other Taxes

The Trust intends to operate so as to qualify to be taxed as a RIC under subchapter M of the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to shareholders. To qualify for RIC tax treatment, among other requirements, the Trust is required to distribute at least 90% of its investment company taxable income, as defined by the Code. The Trust has adopted September 30th as its fiscal tax year end.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for federal income tax purposes. The tax basis components of distributable earnings may differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities due to temporary book/tax differences.

As of March 31, 2024, the federal income tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$44,075,284

Gross unrealized appreciation	$1,370,925
Gross unrealized depreciation	(579,977)
Net unrealized appreciation	$790,948

The Trust’s subsidiary, Eagle Point Enhanced Income Investor Sub (US) LLC, has elected to be treated as a corporation for U.S. tax purposes and may be subject to federal, state and local tax where it operates or is deemed to operate. The subsidiary has no significant tax liability as of March 31, 2024.

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

Distributions

The composition of distributions paid to shareholders from net investment income and capital gains are determined in accordance with U.S. federal income tax regulations, which differ from U.S. GAAP. Distributions to shareholders can be comprised of net investment income, net realized capital gains and return of capital for U.S. federal income tax purposes and are intended to be paid monthly. Distributions payable to shareholders are recorded as a liability on ex-dividend date. If a shareholder opts-in to the Trust’s distribution reinvestment plan (the “DRIP”), distributions are automatically reinvested in full shares of the Trust as of the payment date pursuant to the DRIP. The Trust’s shareholders who choose not to participate in the DRIP generally will receive all distributions in cash.

In addition to the regular monthly distributions, and subject to available taxable earnings of the Trust, the Trust may make periodic special distributions representing the excess of the Trust’s net taxable income over the Trust’s aggregate monthly distributions paid during the year (or for other purposes).

The characterization of distributions paid to shareholders, as set forth in the Consolidated Financial Highlights, reflect estimates made by the Trust for federal income tax purposes. Such estimates are subject to change once the final determination of the source of all distributions has been made by the Trust.

For the six months ended March 31, 2024, the Trust declared distributions to shareholders of $2,157,246 or $0.43 per share.

3.	INVESTMENTS

Fair Value Measurement

The following tables summarize the valuation of the Trust’s investments measured and reported at fair value under the fair value hierarchy levels described in Note 2 “Summary of Significant Accounting Policies” as of March 31, 2024:

	Level I	Level II	Level III	Total
Investments at Fair Value
Asset Backed Securities	$-	$-	$5,255,987	$5,255,987
CFO Debt	-	-	320,987	320,987
CFO Equity	-	-	257,344	257,344
CLO Debt	-	3,192,388	-	3,192,388
CLO Equity	-	-	9,429,824	9,429,824
Common Stock	-	-	117	117
Corporate Bonds	-	-	3,223,894	3,223,894
Limited Partnership Interest	-	-	87,632	87,632
Preferred Stock	-	-	50,597	50,597
Regulatory Capital Relief Securities	-	-	19,813,900	19,813,900
Term Loans	-	-	2,307,919	2,307,919
Warrants	-	-	134,695	134,695
Total Investments at Fair Value	$-	$3,192,388	$40,882,896	$44,075,284

Other Financial Instruments at Fair Value (1)
Forward Currency Contracts
Unrealized appreciation on forward currency contracts	$-	$242,064	$-	$242,064
Unrealized depreciation on forward currency contracts	$-	$(35,663)	$-	$(35,663)
Total Other Financial Instruments at Fair Value	$-	$206,401	$-	$206,401

(1) Other financial instruments at fair value are representative of derivative contracts, such as forward currency contracts.  These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

Significant Unobservable Inputs

The following table summarizes the quantitative inputs and assumptions used for investments categorized within Level III of the fair value hierarchy as of March 31, 2024:

	Quantitative Information about Level III Fair Value Measurements
Assets	Fair Value	Valuation Techniques/Methodologies	Unobservable Inputs	Range / Weighted Average(1)(2)
Asset Backed Securities	$5,255,987	Discounted Cash Flow	Discount Rate	12.74% - 13.76% / 13.34%
CFO Debt	320,987	Discounted Cash Flow	Discount Rate	11.40% - 14.70% / 12.44%
CFO Equity	257,344	Discounted Cash Flow	Discount Rate	41.01%
CLO Equity	9,429,824	Discounted Cash Flows	Annual Default Rate (3)	0.00% - 3.79%
			Annual Prepayment Rate (3) (4)	25.00%
			Reinvestment Spread	3.52% - 3.77% / 3.67%
			Reinvestment Price (3)	99.50%
			Recovery Rate	69.01% - 70.00% / 69.54%
			Expected Yield (5)	14.99% - 29.08% / 21.57%
Corporate Bonds	3,223,894	Discounted Cash Flow	Discount Rate	13.00% - 27.19% / 19.19%
Preferred Stock	50,597	Discounted Cash Flow	Discount Rate	12.00%
Regulatory Capital Relief Securities	17,366,350	Discounted Cash Flow	Discount Rate	9.06% - 21.89% / 14.55%
Term Loans	2,307,919	Discounted Cash Flow	Discount Rate	11.38%

Warrants	134,695	Black-Scholes Option Pricing Model and Common Stock Equivalent Method (weighted 50.0% each)	Volatility	85.00%
			Time to Liquidity (in years)	0.75 - 1.00
			OPM Multiple	7.00x - 8.00x
			CSE Multiple	5.50x - 6.50x
		Black-Scholes Option Pricing Model	Risk-Free Interest Rate	4.54%
			Volatility	75.00%
			Time to Liquidity (in years)	2.25
		FinCAD American Barrier Option Model	Risk-Free Interest Rate	5.07%
			Volatility	75.00%
			Time to Liquidity (in years)	0.95
		FinCAD Convertible Preferred Shares Model	Risk-Free Interest Rate	4.70%
			Volatility	75.00%
			Time to Liquidity (in years)	1.75
Total Fair Value of Level III Investments	$38,347,597

(1)	Weighted average calculations are based on the fair value of investments.
(2)	A range is not presented for categories with one investment.
(3)	A weighted average is not presented as the input in the discounted cash flow model varies over the life of an investment.
(4)	0% is assumed for defaulted and non-performing assets.
(5)	Represents yield based on fair value and projected future cash flow.

In addition to the techniques and inputs noted in the above table, the Adviser may use other valuation techniques and methodologies when determining the fair value measurements of the Trust’s investments, as provided for in the Adviser’s valuation policy approved by the Board. Please refer to Note 2 "Summary of Significant Accounting Policies" for further discussion. The table is not intended to be all-inclusive, but rather provides information on the significant Level III inputs as they relate to the Trust’s fair value measurements as of March 31, 2024. Unobservable inputs and assumptions are reviewed at each measurement date and updated as necessary to reflect current market conditions.

Increases (decreases) in the annual default rate, reinvestment price, expected yield and discount rate in isolation would result in a lower (higher) fair value measurement. Increases (decreases) in the reinvestment spread and recovery rate in isolation would result in a higher (lower) fair value measurement. Changes in the annual prepayment rate may result in a higher (lower) fair value, depending on the circumstances. Generally, a change in the assumption used for the annual default rate may be accompanied by a directionally opposite change in the assumption used for the annual prepayment rate and recovery rate.

Certain of the Trust’s Level III investments have been valued using unadjusted inputs that have not been internally developed by the Adviser, including transacted values. As a result, fair value assets of $2,535,299 have been excluded from the preceding table.

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

Change in Investments Classified as Level III

The changes in investments classified as Level III are as follows for the period from October 1, 2023 (commencement of operations) to March 31, 2024:

	Asset Backed Securities	CFO Debt	CFO Equity	CLO Equity		Common Stock	Corporate Bonds
Beginning Balance at October 1, 2023	$-	$-	$-	$-		$-	$-
Contribution of investments, at fair value	10,468,401	200,222	153,661	4,847,565		117	2,681,123
Purchases of investments, inclusive of payment-in-kind interest	1,575,973	116,209	83,205	5,013,470		-	565,326
Proceeds from sales or maturity of investments	(6,994,458)	-	-	(149,119	)(1)	-	-
Net realized gains (losses) and net change in unrealized appreciation (depreciation)	206,071	4,556	20,478	(282,092)		-	(22,555)

Balance as of March 31, 2024 (2)(3)	$5,255,987	$320,987	$257,344	$9,429,824		$117	$3,223,894
Change in unrealized appreciation (depreciation) on investments still held as of March 31, 2024	$82,546	$4,556	$20,478	$(282,092)		$-	$(22,555)

	Preferred Stock	Limited Partnership Interest	Regulatory Capital Relief Securities	Term Loans		Warrants	Total
Beginning Balance at October 1, 2023	$-	$-	$-	$-		$-	$-
Contribution of investments, at fair value	50,600	-	13,819,618	2,253,699		104,916	34,579,922
Purchases of investments, inclusive of payment-in-kind interest	-	-	5,826,420	-		19,620	13,200,223
Proceeds from sales or maturity of investments	-	-	(86,269)	-		-	(7,229,846)
Net realized gains (losses) and net change in unrealized appreciation (depreciation)	(3)	87,632	254,131	54,220		10,159	332,597
Balance as of March 31, 2024 (2)(3)	$50,597	$87,632	$19,813,900	$2,307,919		$134,695	$40,882,896
Change in unrealized appreciation (depreciation) on investments still held as of March 31, 2024	$(3)	$-	$246,984	$54,220		$10,159	$114,293

(1)	Includes $275,054 of return of capital on CLO equity investments from recurring cash flows.
(2)	There were no transfers into or out of level III investments during the period.
(3)	Amounts may not foot due to rounding.

The net realized gains (losses) recorded for Level III investments are reported in the net realized gain (loss) on investments, foreign currency and cash equivalents balance in the Consolidated Statement of Operations. Net changes in unrealized appreciation (depreciation) are reported in the net change in unrealized appreciation (depreciation) on investments, foreign currency and cash equivalents balance in the Consolidated Statement of Operations.

Fair Value – Valuation Techniques and Inputs

The Adviser establishes valuation processes and procedures to ensure the valuation techniques are fair and consistent, and valuation inputs are supportable. The Adviser has a Valuation Committee comprised of various senior personnel of the Adviser or an affiliate, the majority of whom are not members of the Trust’s portfolio management function. The Valuation Committee is responsible for overseeing the valuation process, evaluating the overall fairness and consistent application of the Adviser’s written valuation policies approved by the Board. The Valuation Committee reviews and approves the fair valuation of the Trust’s portfolio investments on a monthly basis.

Valuation of Collateralized Loan Obligation (“CLO”) Debt

The Trust’s investments in CLO debt have been valued using an independent pricing service. The valuation methodology of the independent pricing service includes incorporating data comprised of observable market transactions, executable bids, broker quotes from dealers with two sided markets, as well as transaction activity from comparable securities to those being valued. As the independent pricing service contemplates real time market data and no unobservable inputs or significant judgment has been used by the Adviser in the valuation of the Trust’s investment in CLO debt, such positions are considered Level II assets.

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

Valuation of CLO Equity

The Adviser estimates the fair value of CLO equity investments utilizing the output from a third-party financial tool based on assumptions derived from internal and external (market) data. The tool contains detailed information on the characteristics of each CLO, including recent information about assets and liabilities from data sources such as trustee reports, and uses market data inputs to project future cash flows to CLO equity tranches. Key inputs to the tool, including, but not limited to assumptions for future loan default rates, recovery rates, prepayment rates, reinvestment rates and discount rates are determined by considering both observable and third-party market data and prevailing general market assumptions and conventions as well as those of the Adviser. Additionally, a third-party independent valuation firm is used as an input by the Adviser to determine the fair value of the Trust’s investments in CLO equity. The valuation firm’s advice is only one factor considered in the valuation of such investments, and the Adviser does not solely rely on such advice in determining the fair value of the Trust’s investments in accordance with the 1940 Act.

The Adviser categorizes CLO equity as Level III investments. Certain pricing inputs may be unobservable. An active market may exist, but not necessarily for CLO equity investments that the Trust holds as of the reporting date.

Valuation of Asset Backed Securities (“ABS”) and Regulatory Capital Relief Securities

The Adviser generally engages a nationally recognized independent valuation agent to determine fair value for ABS and regulatory capital relief securities. The independent valuation agent performs a discounted cash flow analysis, or other valuation technique appropriate for the facts and circumstances, to determine the fair value of such investments, ultimately providing a high and low valuation for each investment. The final valuation recorded is within the high and low band provided by the valuation agent. Given the lack of observable inputs, the Adviser categorizes these investments as Level III investments.

The Adviser also considers other inputs when valuing ABS and regulatory capital relief securities, such as recent transactions and broker quotations observed by the Adviser.

Valuation of Private Investments

The Adviser engages a nationally recognized independent valuation agent to determine the fair value of private investments held by the Trust, which includes term loans, collateralized fund obligation (“CFO”) debt, CFO equity, common stock, corporate bonds, preferred stock and warrants. The independent valuation agent performs a discounted cash flow analysis, or other valuation technique appropriate for the facts and circumstances, to determine the fair value of such investments, ultimately providing a high and low valuation for each investment. The final valuation recorded is within the high and low band provided by the valuation agent. Given the illiquidity of these investments and lack of observable inputs, the Adviser categorizes these investments as Level III investments.

Valuation of Exchange-Traded Investments

The Adviser generally values preferred stock investments that are traded on a national securities exchange at their last reported closing price from the applicable exchange as of the measurement date. Due to their observability and active market, the Adviser categorizes such investments as Level I investments.

Investment Risk Factors and Concentration of Investments

The following list is not intended to be a comprehensive list of all of the potential risks associated with the Trust. The Trust’s prospectus provides a detailed discussion of the Trust’s risks and considerations. The risks described in the prospectus are not the only risks the Trust faces. Additional risks and uncertainties not currently known to the Trust or that are currently deemed to be immaterial also may materially and adversely affect its business, financial condition and/or operating results.

Risks of Investing in Certain Pooled Issuers and other Structured Debt Securities

Portfolio Debt Securities, CLOs and other structured finance securities are generally backed by a pool of credit-related assets that serve as collateral. Accordingly, such securities present risks similar to those of other types of credit investments, including default (credit), interest rate and prepayment risks. In addition, such may be governed

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

by a complex series of legal documents and contracts, which increases the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments.

Subordinated Securities Risk

Certain debt securities in which the Trust may invest are subordinated to more senior tranches of debt. Accordingly, such debt securities are subject to increased risks of default relative to the holders of superior priority interests in the same issuer. In addition, certain securities are under-collateralized in that the face amount of the issuer’s debt and equity exceeds its total assets. With respect to certain investments that the Trust expects to acquire, the Trust will be in a first loss or subordinated position with respect to realized losses on the underlying assets held by the issuers of such securities.

High Yield Investment Risk

Certain investments that the Trust acquires are expected to be rated below investment grade or unrated. Such securities are sometimes referred to as “high yield” or “junk” securities and are considered speculative with respect to timely payment of interest and repayment of principal. The senior secured loans and other credit-related assets underlying certain investments may also be high yield investments. Investing in such investments involves greater credit and liquidity risk, which may adversely impact the Trust’s performance.

Leverage Risk

The use of leverage, whether directly or indirectly through investments, may magnify the Trust’s risk of loss. Certain issuers in which the Trust invests are very highly leveraged and therefore are subject to a high degree of loss since the use of leverage magnifies losses.

Credit Risk

The Trust invests primarily in credit and credit-related instruments. Such investments generally fluctuate in value based upon broader market factors, such as changes in interest rates, and also based on developments affecting the perceived creditworthiness and ability of the borrower to repay the principal and interest owed with respect to the underlying indebtedness. If a credit investment in the Trust’s portfolio declines in price and/or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status, the Trust’s Net Asset Value (“NAV”) and/or income would be adversely impacted.

Key Personnel Risk

The Adviser manages the Trust’s investments. Consequently, the Trust’s success depends, in large part, upon the services of the Adviser (including Eagle Point Credit Management LLC, which provides the Adviser with investment professionals and other resources under a personnel and resources agreement) and the skill and expertise of the Adviser’s professional personnel. There can be no assurance that the professional personnel of the Adviser (or Eagle Point Credit Management LLC) will continue to serve in their current positions or continue to be employed by the Adviser. The Trust can offer no assurance that their services will be available for any length of time or that the Adviser will continue indefinitely as the Trust’s investment adviser.

Conflicts of Interest Risk

The Trust’s executive officers and trustees, and the Adviser and certain of its affiliates and their officers and employees, including the members of the Investment Committee, have several conflicts of interest as a result of the other activities in which they engage.

Risks of Default on Underlying Assets

A wide range of factors could adversely affect the ability of the issuer of an underlying asset to make interest or other payments on that asset and result in a default by such issuer. Defaults and losses of underlying assets would reduce the Trust’s collateral in the investment or otherwise impair the creditworthiness of the Trust’s investment. This could have a negative impact on the fair value of the Trust’s investment and reduce the cash flows that the Trust receives from its investment.

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

Prepayment Risk

Investments held by the Trust may be prepaid more quickly than expected. Prepayment rates are influenced by changes in interest rates and a variety of factors beyond the Trust’s control and consequently cannot be accurately predicted. Early prepayments give rise to increased reinvestment risk, as the Trust might realize excess cash from prepayments earlier than expected. If the Trust is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce the Trust’s net income and the fair value of that asset.

Liquidity Risk

Generally, there is no public market for many of the investments the Trust targets. As such, the Trust may not be able to sell such investments quickly, or at all. If the Trust is able to sell such investments, the prices the Trust receives may not reflect the Adviser’s assessment of their fair value or the amount paid for such investments by the Trust.

Incentive Fee Risk

The Trust’s incentive fee structure and the formula for calculating the fee payable to the Adviser may incentivize the Adviser to pursue speculative investments and use leverage in a manner that adversely impacts the Trust’s performance.

Fair Valuation of the Trust’s Portfolio Investments

Generally, there is no public market for many of the investments the Trust targets. As a result, the Adviser values these securities at fair value in accordance with the requirements of the 1940 Act. The Adviser’s determinations of the fair value of the Trust’s investments have a material impact on the Trust’s net earnings through the recording of unrealized appreciation or depreciation of investments and may cause the Trust’s NAV on a given date to understate or overstate, possibly materially, the value that the Trust ultimately realizes on one or more of the Trust’s investments.

Non-Diversification Risk

The Trust is a non-diversified investment company under the 1940 Act and expect to hold a narrower range of investments than a diversified fund under the 1940 Act.

Market Risk

Political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Trust’s investments. A disruption or downturn in the capital markets and the credit markets could impair the Trust’s ability to raise capital, reduce the availability of suitable investment opportunities for the Trust or adversely and materially affect the value of the Trust’s investments, any of which would negatively affect the Trust’s business. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide.

Synthetic Investments Risk

The Trust may invest in synthetic investments, including regulatory capital relief securities and credit risk transfer securities, which are fixed- or floating-rate unsecured general obligations issued by banks or other financial institutions, or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with the applicable reference assets, the Trust will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. Accordingly, the Trust will generally have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. The Trust will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, the Trust may be treated as a general creditor of such counterparty, and will not have any claim with respect to the reference asset.

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

Currency Risk

Although the Trust primarily makes investments denominated in U.S. dollars, the Trust may make investments denominated in other currencies. The Trust’s investments denominated in currencies other than U.S. dollars will be subject to the risk that the value of such currency will decrease in relation to the U.S. dollar. The Trust may or may not hedge currency risk.

Hedging Risk

Hedging transactions seeking to reduce risks may result in poorer overall performance than if the Trust had not engaged in such hedging transactions. Additionally, such transactions may not fully hedge the relevant risks.

Interest Rate Risk

The price of certain of the Trust’s investments, particularly debt or preferred equity investments with a fixed coupon or dividend rate, may be significantly affected by changes in interest rates. In general, rising interest rates will negatively affect the price of a fixed rate instrument and falling interest rates will have a positive effect on the price of a fixed rate instrument. If general interest rates rise, there is a risk that the Trust’s floating rate investments (or an issuer’s underlying obligors) will be unable to pay escalating interest amounts, which could result in a default under their loan documents and credit losses to the Trust. Rising interest rates could also cause issuers to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. If interest rates fall, the Trust’s floating rate investments would generally be expected to generate a lower rate of income.

Refinancing Risk

If the Trust incurs debt financing and subsequently refinances such debt, the replacement debt may be at a higher cost and on less favorable terms and conditions. If the Trust fails to extend, refinance or replace such debt financings prior to their maturity on commercially reasonable terms, the Trust’s liquidity will be lower than it would have been with the benefit of such financings, which would limit the Trust’s ability to grow, and holders of the Trust’s shares would not benefit from the potential for increased returns on equity that incurring leverage creates.

Tax Risk

If the Trust fails to qualify for tax treatment as a RIC under Subchapter M of the Code for any reason, or otherwise becomes subject to corporate income tax, the resulting corporate taxes (and any related penalties) could substantially reduce the Trust’s net assets, the amount of income available for distributions to the Trust’s shareholders, and the amount of income available for payment of the Trust’s other liabilities.

Derivatives Risk

Derivative instruments in which the Trust may invest may be volatile and involve various risks different from, and in certain cases greater than, the risks presented by other instruments. The primary risks related to derivative transactions include counterparty, correlation, liquidity, leverage, volatility, OTC trading, operational and legal risks. In addition, a small investment in derivatives could have a large potential impact on the Trust’s performance, effecting a form of investment leverage on the Trust’s portfolio. In certain types of derivative transactions, the Trust could lose the entire amount of the Trust’s investment; in other types of derivative transactions the potential loss is theoretically unlimited.

Counterparty Risk

The Trust may be exposed to counterparty risk, which could make it difficult for the Trust or the investments in which the Trust holds to collect on obligations, thereby resulting in potentially significant losses.

Price Risk

Investors who buy shares at different times will likely pay different prices.

Global Risk

Due to highly interconnected global economies and financial markets, the value of the Trust’s securities and its

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

underlying investments may go up or down in response to governmental actions and/or general economic conditions throughout the world. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Trust and its investments.

Banking Risk

The possibility of future bank failures poses risks of reduced financial market liquidity at clearing, cash management and other custodial financial institutions. The failure of banks which hold cash on behalf of the Trust, the Trust’s underlying obligors, the sponsors or managers of the issuers in which the Trust invests, or the Trust’s service providers could adversely affect the Trust’s ability to pursue its investment strategies and objectives. For example, if an underlying obligor has a commercial relationship with a bank that has failed or is otherwise distressed, such company may experience delays or other disruptions in meeting its obligations and consummating business transactions. Additionally, if an issuer’s manager or sponsor has a commercial relationship with a distressed bank, the manager may experience issues conducting its operations or consummating transactions on behalf of the issuer it manages, which could negatively affect the performance of such issuers (and, therefore, the performance of the Trust).

Foreign Investing Risk

The Trust may invest in securities of foreign issuers (or U.S. issuers that hold foreign assets) to the extent consistent with the Trust’s investment strategies and objectives. Investing in foreign entities may expose the Trust to additional risks, including exchange control regulations, political and social instability, expropriation, foreign taxes, less liquid and transparent markets, high transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, currency fluctuations and greater price volatility. Further, the Trust, and the issuers in which the Trust invests, may have difficulty enforcing creditor’s rights in foreign jurisdictions.

Illiquid Shares Risk

The Trust’s shares are not publicly traded and the Trust does not expect a secondary market in the shares to develop in the foreseeable future, if ever. Although the Trust, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding shares at NAV, the number of shares tendered in connection with a repurchase offer may exceed the number of shares the Trust has offered to repurchase, in which case not all of an investor’s shares tendered in that offer will be repurchased. If shareholders tender for repurchase more than the repurchase offer amount for a given repurchase offer, the Trust may, but is not required to, repurchase an additional number of shares not to exceed 2% of the outstanding shares of the Trust on the repurchase request deadline. In connection with any given repurchase offer, the Trust may offer to repurchase only the minimum amount of 5% of its outstanding shares. Hence, an investor may not be able to sell their shares when and/or in the amount desired.

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

4.	DERIVATIVE CONTRACTS

The Trust enters into forward currency contracts to manage the Trust’s exposure to the foreign currencies in which some of the Trust’s investments are denominated. Risks associated with forward currency contracts are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates.

Volume of Derivative Activities

The Trust considers the notional amounts as of March 31, 2024, categorized by primary underlying risk, to be representative of the volume of its derivative activity during the year ended March 31, 2024:

Primary Underlying Risk	Long Exposure	Short exposure
	Notional amounts	Notional amounts
Foreign Exchange Risk
Forward Currency Contracts	$19,911,004	$6,071,938

Effect of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following table presents the fair value amounts of derivative contracts included in the Consolidated Statement of Assets and Liabilities, categorized by type of contract, as of March 31, 2024. Balances are presented on a gross basis, before application of the effect of counterparty and collateral netting. The following table also identifies the realized and unrealized gain and loss amounts included in the Consolidated Statement of Operations, categorized by type of contract, for the period from October 1, 2023 (commencement of operations) to March 31, 2024.

Type of Contracts	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Unrealized Gain (Loss)
Forward Currency Contracts	$242,064	$(35,663)	$(514,132)	$206,401

Offsetting of Assets and Liabilities

The Trust is subject to master netting agreements with one counterparty. These agreements govern the terms of certain transactions and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at prearranged exposure levels.

The following table presents potential effects of netting arrangements for derivative contracts presented in the Consolidated Statement of Assets and Liabilities, by counterparty, as of March 31, 2024:

	Presented on the Consolidated Statement of Assets and Liabilities		Collateral (Received)
Type of Contracts	Gross Value of Assets	Gross Value of Liabilities	Pledged	Net Amount
Counterparty 1	$242,064	$(35,663)	$320,000	$206,401

5.	RELATED PARTY TRANSACTIONS

Investment Advisory Agreement

The Trust entered into an investment advisory agreement with the Adviser (the “Advisory Agreement”) on October 6, 2023. Pursuant to the terms of the Advisory Agreement, the Trust will pay the Adviser a management fee and an incentive fee for its services. Management and incentive fees outlined in the Advisory Agreement will not be charged until the commencement of the Trust’s offering of its shares.

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

Administrator

The Trust entered into an administration agreement (the “Administration Agreement”) with Eagle Point Administration LLC (the “Administrator”), an affiliate of the Adviser, on October 13, 2023. Pursuant to the Administration Agreement, the Administrator will perform, or arrange for the performance of the Trust’s required administrative services.

The Adviser and the Administrator are under common ownership by Eagle Point Holdings LP.

Expense Limitation and Reimbursement Agreement

The Trust and the Adviser entered into an Expense Limitation and Reimbursement Agreement (the “ELA”) on October 6, 2023. The ELA will permit the Adviser to pay, directly or indirectly, Trust operating expenses or to waive fees due by the Trust to the Adviser or affiliates of the Adviser to the extent that it deems appropriate in effort to limit the expenses borne by the Trust. Expense payments or waivers made by the Adviser will be subject to reimbursement from the Trust for up to three years after such expense payment or waiver was made. Reimbursement must be approved by the Board of the Trust. The Adviser has not provided any support under the ELA for the period from October 1, 2023 (the commencement of operations) through March 31, 2024.

Organizational and Offering Expenses

The Trust and the Adviser entered into an Organizational and Offering Expense Support and Reimbursement Agreement (the “O&O Agreement”) on October 6, 2023. Under the O&O Agreement, the Trust will pay for organizational and offering expenses up to a limit of 1.5% of gross proceeds raised from the offering of the Trust’s shares. The Trust may pay organizational and offering expenses in the form of direct payments to third party vendors. The Trust may also pay organizational and offering expenses to affiliates of the Trust, the Adviser or the Administrator in the form of reimbursement subject to the organizational and offering expense limit. The Adviser has not provided any support under the O&O Agreement for the period from October 1, 2023 (the commencement of operations) through March 31, 2024.

Affiliated Ownership

As of March 31, 2024, the Adviser and its affiliates held an aggregate of 0.20% of the Trust’s shares. As of March 31, 2024, Selective Insurance Group, Inc., was record holder of an aggregate of 99.80% of the Trust’s shares.

Exemptive Relief

On March 17, 2015, the SEC issued an exemptive order that permits the Trust to participate in certain negotiated co-investments alongside other accounts managed by the Adviser, or its affiliates, subject to certain conditions.

Affiliated Investments

The Trust has investments that are considered affiliated investments as defined under the 1940 Act, which represents investments in which the Trust and other funds managed by the Adviser or its affiliate own 5% or more of the issuer’s outstanding voting securities. The following investments were considered affiliated investments as of March 31, 2024:

	Issuer	Investment Description	Interest Income	Net unrealized appreciation (depreciation) on Investments, foreign currency and cash equivalents	Fair Value	Funded Commitment	Unfunded Commitment
DeltaNotes	Delta Leasing SPV III, LLC	Notes, Delayed Draw, 13.00% (due 07/18/2030)	$46,402	$(294)	$945,302	$945,596	$1,272,061
DeltaPFD	Delta Financial Holdings LLC	Preferred Units	-	(3)	50,597	50,600	N/A
DeltaCommon	Delta Financial Holdings LLC	Common Units	-	-	115	115	N/A
DeltaSPVCommon	Delta Leasing SPV III, LLC	Common Equity	-	-	2	2	N/A
		Total	$46,402	$(297)	$996,016	$996,313	$1,272,061

6.	SHAREHOLDERS’ EQUITY

On October 1, 2023, Eagle Point Enhanced Income Investor LLC entered into a reorganization agreement, where Eagle Point Enhanced Income Investor LLC reorganized with and into the Trust, whereby the Trust assumed $50,168,518 in net assets in exchange for 5,016,852 of the Trust’s shares.

For the six months ended March 31, 2024, the Trust issued 210,457 shares pursuant to the Trust’s distribution reinvestment plan for total net proceeds to the Trust of $2,157,246.

As of March 31, 2024, there were 5,227,308 shares issued and outstanding.

Eagle Point Enhanced Income Trust & Subsidiaries

Notes to Consolidated Financial Statements

March 31, 2024

(Unaudited)

7.	COMMITMENTS AND CONTINGENCIES

The Trust is not currently subject to any material legal proceedings. From time to time, the Trust may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Trust’s rights under contracts. While the outcome of these legal proceedings cannot be predicted with certainty, the Trust does not expect these proceedings will have a material effect upon its financial condition or results of operations.

As of March 31, 2024, the Trust had total unfunded commitments, which could be extended at the option of the borrower, of $11.7 million arising from certain regulatory capital relief, ABS, CFO debt, CFO equity, partnership interest, and corporate bond investments.

8.	INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, during the normal course of business, the Trust enters into contracts containing a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these agreements cannot be known; however, the Trust expects any risk of loss to be remote.

9.	SUBSEQUENT EVENTS

Management of the Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through May 29, 2024, the date these consolidated financial statements were available to be issued. Management has determined there are no events in addition to those described above which would require adjustment to or disclosure in the consolidated financial statements and related notes through this date.

Eagle Point Enhanced Income Trust & Subsidiaries

Consolidated Financial Highlights

(Unaudited)

Per Share Data	For the period from October 1, 2023 (Commencement of Operations) through October 13, 2023(8)	For the period from October 14, 2023 through March 31, 2024
Net asset value at beginning of period	$10.00	$10.02

Net investment income (1)	0.05	0.56

Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments (1)(2)	(0.03)	0.11

Net income (loss) and net increase (decrease) in net assets resulting from operations (1)	0.02	0.67

Distributions to shareholders from net investment income (3)	-	(0.43)

Distributions to shareholders from net realized gains on investments (3)	-	-

Distributions to shareholders from tax return of capital (3)	-	-

Total distributions declared to shareholders(3)	-	(0.43)

Distributions to shareholders based on weighted average shares impact(4)	-	(0.00)

Total distributions to shareholders	-	(0.43)

Net asset value at end of period	$10.02	$10.26

Total net asset value return (5)	0.21%	6.67%

Shares outstanding at end of period	5,016,852	5,227,308

Ratios and Supplemental Data:

Net asset value at end of period	$50,276,081	$53,631,550
Ratio of expenses to average net assets(6)	0.00%	2.55%
Ratio of net investment income to average net assets (6)	0.48%	11.59%
Portfolio turnover rate (7)	0.05%	28.20%

Footnotes to Financial Highlights:

(1)	Per share amounts are based on weighted average of shares outstanding for the period.
(2)	Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments may include a balancing figure to reconcile to the change in net asset value (“NAV”) per share at the end of each period. The amount per share may not agree with the change in the aggregate net realized gain (loss) and change in unrealized appreciation (depreciation) on investments for the period because of the timing of issuance of the Trust’s shares in relation to fluctuating market values for the portfolio.
(3)	The information provided is based on estimates available at each respective period. The Trust’s final taxable income and the actual amount required to be distributed will be finally determined when the Trust files its final tax returns and may vary from these estimates.
(4)	Represents the difference between the per share amount distributed to shareholders of record and the per share amount distributed based on the weighted average of shares outstanding for the period.
(5)	Total return for the period from October 1, 2023 to October 13, 2023 and for the period from October 14, 2023 to March 31, 2024 are not annualized. Total return is calculated based on the change in NAV per share between the beginning and end of period NAV per share and assumes distributions paid to shareholders during the period were reinvested in accordance with the Trust’s distribution reinvestment plan.
(6)	Ratios for the period from October 1, 2023 to October 13, 2023 are not annualized. Ratios for the period from October 14, 2023 to March 31, 2024 are annualized.
(7)	The portfolio turnover rate is calculated as the lesser of total investment purchases executed during the period or the total investment sales executed during the period and repayments of principal, divided by the average fair value of investments for the same period.
(8)	The above Financial Highlights for the period from October 1, 2023 (Commencement of Operations) to October 13, 2023 represents the period prior to which the Trust was registered under the 1940 Act.

Additional Information

Investment Advisory Agreement

At a meeting held on August 9, 2023, the Board of Trustees (the “Board”) of the Eagle Point Enhanced Income Trust (the “Fund”), including all of the independent Trustees (voting separately), unanimously voted to approve the investment advisory agreement (the “Investment Advisory Agreement”) by and between the Fund and Eagle Point Enhanced Income Management LLC (the “Adviser”) for an initial two-year period.

In reaching a decision to approve the Investment Advisory Agreement, the Board, assisted by the advice of fund counsel, requested and received a significant amount of information and considered all the factors the Board believed relevant, including, among other things, the following: (1) the nature, extent and quality of services to be performed by the Adviser, including the investment performance of other comparable registered investment companies and business development companies (“BDCs”), and certain other accounts advised by certain affiliates of the Adviser; (2) information regarding the expected fees and other expenses to be paid by the Fund, including the cost of services to be provided by the Adviser and its affiliate; (3) comparative information on fees and expenses borne by other comparable registered investment companies and BDCs, and certain other accounts advised by certain affiliates of the Adviser; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed fee levels reflect these economies of scale for the benefit of the Fund’s investors; and (5) various other factors.

The Board’s decision to approve the Investment Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of the information provided to the Board. The Board did not assign relative weights to the factors considered by it as the Board conducted an overall analysis of these factors. Individual members of the Board may have given different weights to different factors.

The Board requested, considered and evaluated information regarding the following factors, among others:

Nature, Extent and Quality of Services to be Provided and Performance

The Board reviewed and considered the nature, extent and quality of the services proposed to be provided by the Adviser under the Investment Advisory Agreement and by its affiliate under a separate administration agreement and the services proposed to be provided to the Fund by third-party service providers. Among other things, the Board reviewed the most recent Form ADV for the Adviser and information about the qualifications, background and experience of the staff and personnel of the Adviser that were proposed to be primarily responsible for the day-to-day portfolio management of the Fund, including their experience in managing credit-related investment portfolios and related industry knowledge, and the proposed investment objectives and strategies of the Fund.

The Board also evaluated the ability of the Adviser to attract and retain high-caliber professional personnel. In this regard, the Board considered information regarding the Adviser’s and its affiliates’ compensation program, which is designed to align personnel interests with the long-term success of the Adviser’s clients, including the Fund.

In addition, the Board reviewed information about the Adviser’s investment process, financial stability and investment and risk management programs and legal and compliance programs of the Adviser, and the Fund’s potential use of leverage, the different forms of leverage that could be used by the Fund, and the effect that such leverage may have on the Fund’s portfolio and performance.

The Board also considered and discussed the performance results for various periods of time of (1) funds and accounts managed by the Adviser and its affiliates that are comparable to the Fund in terms of investment objectives, investment policies, eligible portfolio investments and certain other characteristics; and (2) registered closed-end funds and BDCs managed by third-party investment advisers that have a credit-oriented investment strategy (the “Comparable Funds”). As the Fund had not yet commenced operations, the Board did not review information about the Fund’s performance. The Board considered the Adviser’s affiliates’ investment capabilities in respect of the Fund’s proposed asset classes and noted that the Board is familiar with the capabilities of the Adviser’s personnel through its supervision of other funds managed by the Adviser and its affiliates. The Board also noted certain distinguishing features between the Fund and the Comparable Funds.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with, and that the Fund should benefit from, the nature, extent and quality of services proposed to be provided to the Fund by the Adviser.

Proposed Investment Advisory Fee Rate and Total Expense Ratio

The Board then reviewed and considered the management fee rate proposed to be payable by the Fund to the Adviser under the Investment Advisory Agreement, which is a percentage of managed assets, and information about the projected total expense ratio of the Fund. The Board considered a comparison of the advisory fee rate and total expense ratio of each of the Comparable Funds and, as applicable, other advised accounts. The Board also reviewed and considered the proposed expense support and expense limitation arrangements and how such arrangements could have the effect of reducing certain expenses of the Fund. The Board further noted the Adviser’s right to recoup certain expenses paid on behalf of the Fund if certain conditions are met. Among other things, the Board considered the differences between the proposed investment strategy of the Fund and the strategy of each of the Comparable Funds. The Board noted that the Fund’s proposed management fee was higher than one of the Comparable Funds, the same as one of the Comparable Funds, and lower than the other Comparable Funds. The Board further noted that the Fund’s incentive fee was the same or lower than the other Comparable Funds; however, one of the Comparable Funds did not charge an incentive fee. The Board noted that the Fund’s projected total expense ratio was in line with or lower than the Comparable Funds. The Board also considered that the proposed management fee structure for the Fund is substantially similar to that of another non-traded registered investment company managed by the Adviser. The Board noted the differences between the structure of the Fund and that of the other non-traded registered investment company managed by the Adviser, and the reasons provided by the Adviser regarding the difference in fee structures.

In considering the proposed management fee rate, the Board also discussed the Fund’s expected use of leverage. The Board noted that while the Adviser believes that the prudent use of leverage is in the best interests of the Fund and its shareholders, the use of leverage has the potential to increase the Adviser’s overall management fee, and therefore may create a conflict of interest with the Fund’s shareholders.

Based on its review, the Board concluded that each of the Fund’s proposed management fee rate, incentive fee and projected total expense ratio is fair and reasonable in light of the services proposed to be provided to the Fund and other factors considered.

Profitability

The Board also considered that due to the fact that the Fund had not yet commenced operations, the difficulty of projecting future asset raising with a reasonable degree of certainty (as well as the relative size of future fixed costs) and other factors, the Adviser was unable to provide a meaningful estimate of projected profitability to the Adviser from its relationship with the Fund.

Economies of Scale

The Board considered the potential growth of the Fund and information regarding whether the Investment Advisory Agreement adequately addresses economies of scale with respect to providing advisory services to the Fund. The Board considered that, given (1) the complexity and time required to manage and monitor the types of securities in which the Fund would invest, (2) the resource-intensive nature of acquiring and disposing of certain of the Fund’s expected investments in the primary markets, and (3) the limited size of individual transactions in the asset classes in which the Fund would invest, any growth in the Fund’s assets would be expected to require additional investment resources, including personnel, and therefore generally would not meaningfully reduce the per unit cost of managing the portfolio. Based on the foregoing, the Board concluded that the opportunity of the Fund to realize significant economies of scale is limited and that the lack of breakpoints in the fee structure was appropriate given the Fund’s investment objectives and strategies.

Other Benefits and Other Factors

The Board considered other benefits to the Adviser and its affiliates that may be derived from their relationship with the Fund. Based on information provided by the Adviser, the Board concluded that these benefits were not material.

Based on the information reviewed and the discussions detailed above, the Board reached a determination, through the exercise of its business judgment, that the compensation expected to be payable to the Adviser pursuant to the Investment Advisory Agreement was fair and reasonable in light of the services to be provided to the Fund by the Adviser and other factors considered.

Portfolio Information

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT will be available without charge, upon request by calling (866) 661-6615, or from the EDGAR Database on the SEC’s website (www.sec.gov).

Proxy Voting Policies and Records

The Fund has delegated its proxy voting responsibility to the Adviser. A description of these policies and procedures is available (1) without charge, upon request, by calling toll free (844) 810-6501; and (2) in the Fund’s prospectus, filed with the SEC, which can be found on the SEC’s website (www.sec.gov).

Information regarding how we voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, without charge: (1) upon request, by calling toll free (844) 810-6501; and (2) on the SEC’s website at http://www.sec.gov. You may also obtain information about how we voted proxies by making a written request for proxy voting information to: Eagle Point Enhanced Income Management LLC, 600 Steamboat Road, Suite 202, Greenwich, CT 06830.

Privacy Policy

The Fund is committed to protecting your privacy. This privacy notice explains the privacy policies of Eagle Point Enhanced Income Trust and its affiliated companies. The terms of this notice apply to both current and former shareholders. The Fund will safeguard, according to strict standards of security and confidentiality, all information it receives about you. With regard to this information, the Fund maintains procedural safeguards that are reasonably designed to comply with federal standards. We have implemented procedures that are designed to restrict access to your personal information to authorized employees of the Fund’s investment adviser, Eagle Point Enhanced Income Management LLC and its affiliates who need to know your personal information to perform their jobs, and in connection with servicing your account. The Fund’s goal is to limit the collection and use of information about you. While we may share your personal information with our affiliates in connection with servicing your account, our affiliates are not permitted to share your information with non-affiliated entities, except as permitted or required by law.

When you purchase shares of the Fund and in the course of providing you with products and services, we and certain of our service providers, such as a transfer agent, may collect personal information about you, such as your name, address, social security number or tax identification number. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or information captured on applicable websites.

We do not disclose any personal information provided by you or gathered by us to non-affiliated third parties, except as permitted or required by law or for our everyday business purposes, such as to process transactions or service your account. For example, we may share your personal information in order to send you annual and semiannual reports and other information required by law, and to send you information the Fund believes may be of interest to you. We may disclose your personal information to unaffiliated third-party financial service providers (which may include a custodian, transfer agent, accountant or financial printer) who need to know that information in order to provide services to you or to the Fund. These companies are required to protect your information and use it solely for the purpose for which they received it or as otherwise permitted by law. We may also provide your personal information to your brokerage or financial advisory firm and/or to your financial adviser or consultant, as well as to professional advisors, such as accountants, lawyers and consultants.

We reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required by law, such as in accordance with a court order or at the request of government regulators or law enforcement authorities or to protect our rights or property. We may also disclose your personal information to a non-affiliated third party at your request or if you consent in writing to the disclosure.

If you have any queries or concerns about the privacy of your personal information, please contact our investor relations team at (866) 661-6615.

We will review this policy from time to time and may update it at our discretion.

*                 *                 *

End of Semiannual Report. Back Cover Follows.

EAGLE POINT
ENHANCED

Transfer Agent
SS&C Technologies, Inc.
80 Lamberton Rd, Windsor
Connecticut 06095(866) 661 6615

© Eagle Point Enhanced Income Trust. All rights reserved

Item 2. Code of Ethics

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrant

(a)	Not applicable.

Item 6. Investments

(a)	A schedule of investments is included in the Company’s report to shareholders under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Investment Companies

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	There has been no change, as of the date of the filing of this N-CSR, to any of the Registrant’s portfolio managers.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30(a)-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activity during the six months ended March 31, 2024.

Item 13. Exhibits

(a) (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE POINT ENHANCED INCOME TRUST

By:	/s/ Thomas P. Majewski
Thomas P. Majewski
Chief Executive Officer
Date:	May 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacity and on the dates indicated.

By:	/s/ Thomas P. Majewski
Thomas P. Majewski
Chief Executive Officer (principal executive officer)
Date:	May 29, 2024

By:	/s/ Kenneth P. Onorio
Kenneth P. Onorio
Chief Financial Officer (principal financial officer)
Date:	May 29, 2024